CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Lease payable on Right of Use assets	$ (18,461)	$ (19,630)
Lease payable on sale & leaseback transactions	(280)	(519)
Other borrowings	31
Exchangeable senior notes	82,695	82,021	$ 81,382
Carrying Amount [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	24,335	16,947
Lease payable on Right of Use assets	18,461	19,630
Lease payable on sale & leaseback transactions	280	519
Other borrowings	31
Exchangeable senior notes	82,664	82,021
Exchangeable note interest	999	999
Total maturities of financial liabilities	126,770	120,116
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	24,335	16,947
Lease payable on Right of Use assets	18,461	19,630
Lease payable on sale & leaseback transactions	280	519
Other borrowings	31
Exchangeable senior notes	99,900	99,900
Exchangeable note interest	97,902	101,898
Total maturities of financial liabilities	240,909	238,894
6 mths or less [Member]
Financial liabilities
Lease payable on Right of Use assets	(1,022)	(1,136)
Lease payable on sale & leaseback transactions	(49)	(122)
Other borrowings
Exchangeable senior notes
6 mths or less [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	24,335	16,947
Lease payable on Right of Use assets	1,022	1,136
Lease payable on sale & leaseback transactions	49	122
Other borrowings
Exchangeable senior notes
Exchangeable note interest	1,998	1,998
Total maturities of financial liabilities	27,404	20,203
6 mths - 12 mths [Member]
Financial liabilities
Lease payable on Right of Use assets	(1,032)	(1,020)
Lease payable on sale & leaseback transactions	(50)	(125)
Other borrowings
Exchangeable senior notes
6 mths - 12 mths [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Lease payable on Right of Use assets	1,032	1,020
Lease payable on sale & leaseback transactions	50	125
Other borrowings
Exchangeable senior notes
Exchangeable note interest	1,998	1,998
Total maturities of financial liabilities	3,080	3,143
1-2 years [Member]
Financial liabilities
Lease payable on Right of Use assets	(1,914)	(2,012)
Lease payable on sale & leaseback transactions	(104)	(95)
Other borrowings	31
Exchangeable senior notes
1-2 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Lease payable on Right of Use assets	1,914	2,012
Lease payable on sale & leaseback transactions	104	95
Other borrowings	31
Exchangeable senior notes
Exchangeable note interest	3,996	3,996
Total maturities of financial liabilities	6,045	6,103
2-5 years [Member]
Financial liabilities
Lease payable on Right of Use assets	(4,856)	(4,840)
Lease payable on sale & leaseback transactions	(77)	(177)
Other borrowings
Exchangeable senior notes
2-5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Lease payable on Right of Use assets	4,856	4,840
Lease payable on sale & leaseback transactions	77	177
Other borrowings
Exchangeable senior notes
Exchangeable note interest	11,988	11,988
Total maturities of financial liabilities	16,921	17,005
>5 years [Member]
Financial liabilities
Lease payable on Right of Use assets	(9,637)	(10,622)
Lease payable on sale & leaseback transactions
Other borrowings
Exchangeable senior notes	82,664	82,021
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Lease payable on Right of Use assets	9,637	10,622
Lease payable on sale & leaseback transactions
Other borrowings
Exchangeable senior notes	99,900	99,900
Exchangeable note interest	77,922	81,918
Total maturities of financial liabilities	$ 187,459	$ 192,440